Net Loss Per Share Attributable to Common Shareholders - Schedule of Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Class of Stock [Line Items]
Numerator: Net loss	$ (193,122)	$ (12,454)	$ (225,789)	$ (43,157)	$ (55,373)	$ (47,869)
Denominator: Weighted-average shares used in computing net loss per share attributable to common stockholders	87,178,432	65,067,942	74,001,217	64,064,424	64,562,000	58,838,000
Net loss attributable to common shareholders - basic and diluted	$ (2.22)	$ (0.19)	$ (3.05)	$ (0.67)	$ (0.86)	$ (0.81)
Previously Reported
Class of Stock [Line Items]
Net loss attributable to common shareholders - basic and diluted					$ (0.86)	$ (0.81)